Risk Management Activities - Summary of gain loss from derivative financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	$ 0.0	$ 24.0	$ (100.4)
Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	24.0	(100.4)
Ghana oil hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	13.5	13.4
Peru copper hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	0.0	(31.8)
Australia gold hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	0.0	(25.6)
Australia oil hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	8.4	7.6
Salares Norte foreign currency hedge | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	2.1	(60.0)
Maverix warrants – gain on fair value | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	0.0	(4.0)
Unrealised gain/(loss) and prior year mark-to-market reversals on derivative contracts | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	0.0	1.8	(53.0)
Realised gain/(loss) on derivative contracts | Market risk
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gain/(loss) on financial instruments	$ 0.0	$ 22.2	$ (43.4)